Equity-accounted investees - Interests in total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 1,423	$ 72,446
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0
TOTAL LIABILITIES	0	0
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	1,423	72,446
TOTAL LIABILITIES	0	0
Joint ventures | Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	1,423	72,446
TOTAL LIABILITIES	$ 0	$ 0